Trading Assets - Summary of Geographic Breakdown Trading Loans (Parenthetical) (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Trading loans	[1],[2]	$ 7,544	$ 7,811
Hedge To Loan-based Credit Total Return Swaps [member]
Disclosure of financial assets [line items]
Trading loans		$ 5,756	$ 6,414

[1]	Geographic segmentation of trading loans is based upon the location of the ultimate risk of the underlying asset.
[2]	Loans are primarily denominated in U.S. dollars.